Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Summary of expense by nature

	December 31,
	2025	2024	2023
	$	$	$
Inventory expensed during the year	3,531	4,432	3,472
Employee benefits expense	6,366	5,207	3,945
Depreciation and amortization	1,188	1,607	1,443
Professional and consulting fees	3,332	4,649	2,558
Third-party research and development	1,602	5,507	1,007
Impairment of property and equipment	240	1,061	-
Impairment of intangible assets	-	3,196	-
Write-down of inventory	76	-	-
Other	1,844	2,208	(653)
	18,179	27,867	11,772